Note 25 - Called Up Share Capital (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Share capital [Text Block]
	As at June 30			As at March 31
	2021	2020	2019	2019
Allotted, called up and fully paid
Ordinary shares of $0.012 each	$222,074	$162,689	$162,689	$162,689
Number allotted	18,506,064	13,557,376	13,557,376	13,557,376
Ordinary shares of $0.012 each	$222,074	$162,689	$162,689	$162,689

Share outstanding [Text Block]
	Shares	Par value	Share premium	Total
	No.	USD 000	USD 000	USD 000
At March 31, 2019	13,557,376	163	40,215	40,378
At June 30, 2019	13,557,376	163	40,215	40,378
At June 30, 2020	13,557,376	163	40,215	40,378
Capital raises[1]	4,091,019	49	34,317	34,366
THFC investment[2]	49,750	1	499	500
Employee share scheme issues[3]	792,126	9	961	970
Acquisition of non-controlling interest in subsidiary[4]	15,793	-	237	237
At June 30, 2021	18,506,064	222	76,229	76,451